UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07723

Eaton Vance Worldwide Health Sciences Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments

Worldwide Health Sciences Portfolio                                                                                               as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.83%

Security	Shares	Value	Percentage of Net Assets
Major Capitalization-Europe — 8.94% (1)
Novartis AG	1,941,000	$109,113,231	5.45%
Roche Holding AG	325,000	59,600,553	2.98%
Shire PLC	438,500	10,216,236	0.51%
		$178,930,020	8.94%
Major Capitalization-Far East — 11.74% (1)
Astellas Pharma, Inc.	955,000	$42,353,932	2.12%
Chugai Pharmaceuticals Co., Ltd.	3,275,000	66,906,255	3.34%
Daiichi Sankyo Co., Ltd.	1,400,000	38,425,208	1.92%
Takeda Pharmaceutical Co., Ltd.	1,300,000	87,290,312	4.36%
		$234,975,707	11.74%
Major Capitalization-North America — 45.68% (1)
Abbott Laboratories	1,050,000	$59,167,500	2.95%
Amgen, Inc. (2)	2,069,000	116,546,770	5.82%
Baxter International, Inc.	1,300,000	73,892,000	3.69%
Biogen Idec, Inc. (2)	1,350,000	70,497,000	3.52%
Cephalon, Inc. (2)	385,000	31,958,850	1.60%
Genentech, Inc. (2)	1,125,000	89,741,250	4.48%
Genzyme Corp. (2)	1,325,000	85,489,000	4.27%
Lilly (Eli) & Co.	1,025,000	60,085,500	3.00%
Medimmune, Inc. (2)	730,000	42,252,400	2.11%
Pfizer, Inc.	2,265,000	62,264,850	3.11%
Schering-Plough Corp.	3,944,200	129,133,108	6.45%
Shire PLC ADR	147,000	10,253,250	0.51%
Wyeth	1,443,000	83,463,120	4.17%
		$914,744,598	45.68%
Specialty Capitalization-North America — 33.47%
Align Technology, Inc. (2)	2,560,300	$58,349,237	2.91%
BioMarin Pharmaceutical, Inc. (2)	3,100,000	55,304,000	2.76%
Endo Pharmaceuticals Holdings, Inc. (2)	1,913,000	67,567,160	3.37%
Exelixis, Inc. (2)	2,652,400	29,388,592	1.47%
Genomic Health, Inc. (2)	1,161,000	20,085,300	1.00%
Gen-Probe, Inc. (2)	1,550,000	83,839,500	4.19%
InterMune, Inc. (2)	673,100	17,897,729	0.89%
LifeCell Corp. (2)	1,965,000	55,314,750	2.76%
Millennium Pharmaceuticals, Inc. (2)	3,700,000	40,219,000	2.01%
NPS Pharmaceuticals, Inc. (2)	3,149,500	13,416,870	0.67%
Onyx Pharmaceuticals, Inc. (2)	1,124,100	33,633,072	1.68%
OSI Pharmaceuticals, Inc. (2)	1,664,000	62,832,640	3.14%

1

PDL BioPharma, Inc. (2)	1,100,000	$30,261,000	1.51%
Pharmacopeia Drug Discovery, Inc. (2)	583,000	3,515,490	0.18%
Sepracor, Inc. (2)	800,000	38,960,000	1.95%
Vertex Pharmaceuticals, Inc. (2)	2,000,000	$59,720,000	2.98%
		$670,304,340	33.47%

Total Common Stocks (identified cost $1,487,327,488)		$1,998,954,665

Options — 0.00%

Security	Shares	Value	Percentage of Net Assets
Specialty Capitalization-North America — 0.00%
Orchid Cellmark, Inc. Options, Exp. 7/24/11 (2)(3)	2,898	$571	0.00%
		$571	0.00%

Total Options (identified cost $0)		$571

Warrants — 0.00%

Security	Shares	Value	Percentage of Net Assets
Given Imaging Warrants, Exp. 9/15/11 (2)(3)	1,283	$28,868	0.00%
Total Warrants (identified cost, $0)		$28,868
Total Investments (identified cost $1,487,327,488)		$1,998,984,104	99.83%
Other Assets, Less Liabilities		$3,494,073	0.17%
Net Assets		$2,002,478,177	100.00%

ADR	—	American Depository Receipt
(1)		Major capitalization is defined as market value of $5 billion or more.
(2)		Non-income producing security.
(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

The Portfolio did not have any open financial instruments at May 31, 2007.

2

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,488,572,966
Gross unrealized appreciation	$590,749,995
Gross unrealized depreciation	(80,338,857)
Net unrealized appreciation	$510,411,138

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Worldwide Health Sciences Portfolio

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President and Principal Executive Officer

Date:	July 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President and Principal Executive Officer

Date:	July 19, 2007

By:	/s/ Kevin M. Connerty
Kevin M. Connerty
Treasurer and Principal Financial Officer

Date:	July 19, 2007